FURNITURE AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Schedule of cost and accumulated depreciation of property and equipment
Cost and accumulated depreciation of furniture and equipment at September 30, 2014 and 2013 is as follows:

	As of and For the Years Ended September 30,
	2014	2013
	(dollars in thousands)

Furniture and equipment	$41	$41
Computer software	1,709	1,709
Work in process	2,384	—
	4,134	1,750

Less accumulated depreciation	(1,567)	(1,367)

Furniture and equipment - net	$2,567	$383